Note 10 - Capital Risk Management - Capital Component (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total Equity	$ 316,668	$ 304,476	$ 215,247	$ 213,881
Cash and cash equivalents (Note 3)	(94,008)		(72,360)	$ (130,180)
Broker-Dealer, Net Capital, Total	$ 222,660		$ 142,887